Segment reporting	9 Months Ended
Sep. 30, 2019
Segment reporting
Segment reporting
2 4 .	Segment reporting

The Group has determined that it operates in two operating segments: (1) JD Retail, (2) New Businesses. JD Retail represents core
e-commerce
business. New Businesses include logistics services provided to third parties, technology initiatives and overseas business.
The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.
The table below provides a summary of the Group’s operating segment results for the nine months ended September 30, 2018 and 2019.

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Net revenues:
JD Retail	317,531,274	389,167,349
New Businesses	9,669,371	16,493,359
Inter-segment(*)	(732,032)	(276,330)

Total segment net revenues	326,468,613	405,384,378
Unallocated items(**)	718,597	820,068

Total consolidated net revenues	327,187,210	406,204,446

Operating income/(loss):
JD Retail	5,555,883	11,479,158
New Businesses	(3,956,297)	(3,314,824)

Total segment operating income	1,599,586	8,164,334
Unallocated items(**)	(3,279,813)	300,999

Total consolidated operating income/(loss)	(1,680,227)	8,465,333
Total other income	4,123,068	1,194,224

Income before tax	2,442,841	9,659,557

(*)	The inter-segment eliminations mainly consist of services provided by JD Retail to overseas business, and certain
services provided by JD Logistics to the vendors of JD Retail, which the Group record
s
as a deduction of cost of revenues at the consolidated level.

(**)
Unallocated items include share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, effects of business cooperation arrangements, gain on disposals of long-lived assets, and impairment of goodwill and intangible assets, which are not allocated to segments.